Term Placements - Additional Information (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR
Other Significant Noncash Transactions [Line Items]
Term placements, original maturities, minimum (in months)	3 months	3 months
Term placements, original maturities, maximum (in years)	15 years	15 years
Term placements, restricted term placements	$ 2.1	105.5